GOODWILL AND INTANGIBLE ASSETS (Schedule of Acquired Finite-Lived Intangible Assets) (Details) (CNY)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Acquired Finite-Lived Intangible Assets [Line Items]
Less: accumulated amortization charges related to intangible assets	(10,972,032)	(7,007,170)
Impairment charges	(177,000)	(377,567)
Total intangible assets with definite lives, net	16,366,145	12,972,153
Minimum [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Useful lives of intangible assets with definite lives, in years	3 years	3 years
Maximum [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Useful lives of intangible assets with definite lives, in years	5 years	5 years
Customer list [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	9,191,240	10,191,240
Trade name [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	9,776,912	6,070,000
Copyrights [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	192,000	192,000
Internet domain names [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	3,903,650	3,903,650
Self-developed software [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	4,828,942